Receipts in Advance and Deferred Revenue	12 Months Ended
Dec. 31, 2016
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in Advance and Deferred Revenue	17. RECEIPTS IN ADVANCE AND DEFERRED REVENUE

	As of December 31, (in thousands)
	2015	2016
Receipts in advance	$20,243	$15,225
Deferred revenue	21,923	28,316

Total	$42,166	$43,541